UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06-30-2007
                                              ---------------------------------

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Rock Point Advisors, LLC
          ----------------------------------------------------------------------
Address:  1 Lawson Lane
          ----------------------------------------------------------------------
          P.O. Box 700
          ----------------------------------------------------------------------
          Burlington, VT 05402
          ----------------------------------------------------------------------

Form 13F File Number:  28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     TODD A. WULFSON, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    802-864-2266
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

TODD A. WULFSON, CFA                Burlington, VT            8-10-2007
----------------------------------  -----------------------  -----------
[Signature]                         [City, State]            [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 	     100
                                        -------------------

Form 13F Information Table Value Total: $	 145,338
                                        -------------------
                                            (thousands)
List of Other Included Managers: NONE


                          FORM 13F INFORMATIONAL TABLE

									VALUE		INVESTMENT	VOTING AUTHORITY
NAME OF ISSUER				TITLE OF CLASS	CUSIP		(x$1000)SHRS	DISCRETION	SOLE	SHARED	NONE
3Com                                 	COM		885535104	2536	614035	SOLE		427935		186100
AES                                  	COM		00130H105       1226	56028	SOLE		29495		26533
Agco                                 	COM		1084102		3897	89775	SOLE		63050		26725
Altria Group                         	COM		02209S103       662	9432	SOLE		9432		0
American International Group         	COM		26874107	258	3686	SOLE		2486		1200
Ameron International                 	COM		30710107	4679	51882	SOLE		34955		16927
Anadarko Petroleum                   	COM		32511107	3160	60775	SOLE		41465		19310
Art Technology Group                 	COM		04289L107       27	10000	SOLE		0		10000
AT&T                                 	COM		1957505		228	5486	SOLE		5486		0
Bank of America                      	COM		60505104	405	8281	SOLE		6781		1500
Barrick Gold                         	COM		67901108	1422	48913	SOLE		40203		8710
BJ Services                          	COM		55482103	1482	52095	SOLE		39505		12590
Blackrock Munienhanced Fund          	COM		09253Y100       385	36650	SOLE		19150		17500
Bladex                               	CL E		P16994132       1599	85070	SOLE		64980		20090
BP Plc ADR                           	SPONSORED ADR	55622104	719	9960	SOLE		4213		5747
Bristol-Myers Squibb                 	COM		110122108	308	9760	SOLE		5607		4153
Calavo Growers                       	COM		128246105	1094	87136	SOLE		60526		26610
Cemex ADR                            	SPON ADR 5 ORD	151290889	4813	130445	SOLE		91862		38583
ChevronTexaco                        	COM		166764100	1630	19353	SOLE		7848		11505
Chiquita Banana                      	COM		170032809	3625	191215	SOLE		127835		63380
Cisco Systems                        	COM		17275R102       260	9336	SOLE		6636		2700
Cohen & Steers Select Utility        	COM		19248A109       1768	67367	SOLE		50169		17198
Conceptus                            	COM		206016107	271	14000	SOLE		14000		0
Corning                              	COM		219350105	2897	113404	SOLE		79860		33544
Deere                                	COM		244199105	3314	27450	SOLE		19710		7740
Devon Energy                         	COM		25179M103       4090	52244	SOLE		33828		18416
Distributed Energy Systems           	COM		25475V104       154	118400	SOLE		92700		25700
Dominion Resources                   	COM		25746U109       466	5400	SOLE		2400		3000
Dot Hill                             	COM		25848T109       1297	360375	SOLE		265000		95375
DuPont                               	COM		263534109	481	9461	SOLE		4449		5012
Eastman Chemical                     	COM		277432100	330	5133	SOLE		3000		2133
Eaton Vance Floating Rate            	COM		278279104	3650	191200	SOLE		134800		56400
Eldorado Gold                        	COM		284902103	82	14000	SOLE		0		14000
Emerson Electric                     	COM		291011104	723	15452	SOLE		8812		6640
Evergreen Solar                      	COM		30033R108       1045	112360	SOLE		82110		30250
Exxon Mobil                          	COM		30231G102       2984	35573	SOLE		20143		15430
Gabelli Global Utility & Incom       	COM SH BEN INT	36242L105       246	11300	SOLE		9400		1900
General Electric                     	COM		369604103	5403	141153	SOLE		91557		49596
General Mills                        	COM		370334104	921	15760	SOLE		6700		9060
Glencairn Gold Corp                  	COM		377903109	218	428300	SOLE		32000		396300
Google                               	CL A		38259P508       261	500	SOLE		500		0
Green Mountain Coffee                	COM		393122106	3782	48035	SOLE		29610		18425
Gruma ADR                            	SPON ADR CL B	400131306	1904	143485	SOLE		100640		42845
Grupo TMM                            	SP ADR A SHS	40051D105	1136	335000	SOLE		217650		117350
H&Q Life Sciences                    	SH BEN INT	404053100	2224	163928	SOLE		114121		49807
Headwaters                           	COM		42210P102       1588	91940	SOLE		62175		29765
Health Care REIT                     	COM		42217K106       2754	68242	SOLE		52359		15883
Hugoton Royalty Trust                	UNIT BEN INT	444717102	3098	122810	SOLE		86950		35860
Iamgold                              	COM		450913108	2422	316205	SOLE		218855		97350
IDT                                  	COM		448947101	399	39750	SOLE		29850		9900
Imperial Oil                         	COM NEW		453038408	325	7000	SOLE		7000		0
ING Prime Rate Trust                 	SH BEN INT	44977W106       75	10000	SOLE		10000		0
International Business Machine       	COM		459200101	373	3543	SOLE		2358		1185
Johnson & Johnson                    	COM		478160104	365	5920	SOLE		4720		1200
Kadant                               	COM		48282T104       1383	44319	SOLE		28925		15394
Kinross Gold                         	COM NO PAR	496902404	2158	184720	SOLE		120620		64100
Korea Electric Power ADR             	SPONSORED ADR	500631106	255	11645	SOLE		8745		2900
Kraft Foods                          	COM		50075N104       230	6526	SOLE		6526		0
Ladenburg Thalmann Financial S       	COM		50575Q102       58	25000	SOLE		0		25000
Layne Christensen                    	COM		521050104	2107	51465	SOLE		34265		17200
Liberty Global Series C              	COM SER C	530555309	2062	52474	SOLE		33267		19207
Liberty Media Hldg  Corp Cap C       	CAP COM SER A	53071M302       946	8035	SOLE		4941		3094
McClatchy                            	CL A		579489105	2854	112775	SOLE		82730		30045
Met-Pro                              	COM		590876306	1565	99618	SOLE		70583		29035
MFS Gov't Markets Income             	SH BEN INT	552939100	162	24417	SOLE		22900		1517
MFS Multi Market Income              	SH BEN INT	552737108	238	40002	SOLE		38400		1602
Microsoft                            	COM		594918104	1911	64837	SOLE		43407		21430
Neogen                               	COM		640491106	201	7000	SOLE		7000		0
Newmont Mining                       	COM		651639106	333	8530	SOLE		4030		4500
Northgate Minerals                   	COM		666416102	87	30000	SOLE		0		30000
Northwest Pipe                       	COM		667746101	1563	43953	SOLE		25286		18667
NTT Docomo                           	COM		62942M201       2308	146105	SOLE		107405		38700
Nuance Communications                	COM		67020Y100       3436	205409	SOLE		140521		64888
Nuveen Muni Value Fund               	COM		670928100	197	20156	SOLE		20156		0
Nuveen Quality Income Muni Fd        	COM		670977107	140	10000	SOLE		10000		0
Pearson Plc                          	SPONSORED ADR	705015105	1632	96930	SOLE		70480		26450
Pepsico                              	COM		713448108	319	4920	SOLE		1500		3420
Pfizer                               	COM		717081103	3275	128088	SOLE		94883		33205
PNC Financial                        	COM		693475105	1229	17175	SOLE		10255		6920
Procter & Gamble                     	COM		742718109	1681	27468	SOLE		11856		15612
Putnam Premier Income                	SH BEN INT	746853100	2038	308829	SOLE		235979		72850
Quaker Fabric                        	COM		747399103	243	212800	SOLE		162700		50100
San Juan Basin Royalty Trust         	UNIT BEN INT	798241105	1064	33450	SOLE		17280		16170
Sasol ADR                            	SPONSORED ADR	803866300	250	6650	SOLE		4200		2450
Schering Plough                      	COM		806605101	280	9214	SOLE		3500		5714
Secure Computing                     	COM		813705100	139	18350	SOLE		18350		0
Steris                               	COM		859152100	4265	139375	SOLE		93475		45900
Stewart Enterprises                  	CL A		860370105	2035	261190	SOLE		181390		79800
Streetracks Gold Trust               	GOLD SHS	863307104	392	6096	SOLE		5896		200
SunOpta                              	COM		8676EP108       4525	405825	SOLE		275305		130520
Symantec                             	COM		871503108	1873	92730	SOLE		63530		29200
Templeton Global Income              	COM		880198106	2032	217517	SOLE		159450		58067
Transcanada                          	COM		89353D107       203	5900	SOLE		5900		0
Ultralife Batteries                  	COM		903899102	2510	238560	SOLE		160210		78350
United Utilities                     	SPONSORED ADR	91311Q105	1519	53878	SOLE		38368		15510
Valero Energy                        	COM		91913Y100       295	4000	SOLE		4000		0
W. P. Carey                          	COM		92930Y107       2739	87090	SOLE		64760		22330
Western Asset High Income Opp.       	COM		95766K109       134	20000	SOLE		20000		0
Whiting Petroleum                    	COM		966387102	647	15975	SOLE		12225		3750
Wyeth                                	COM		983024100	364	6342	SOLE		5342		1000
